INCOME TAX (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2020	2019
Net operating loss	$7,684	$146,382
Mineral properties	39,555	—
Plant, equipment, and mine development	30,767	60,840
Intangible assets	21,710	—
Royalty	6,292	—
Interest expense carryforward	1,935	24,369
Asset retirement obligation	997	927
Stock-based compensation	405	257
Accrued compensation	197	—
Inventories	191	15,438
Reorganization costs	—	7,701
Other liabilities	—	609
Credits and other	—	(6)
Valuation allowance	(109,733)	(256,517)
Total net deferred tax assets	$—	$—

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2019	2018
Deferred tax asset
Organizational costs/Startup expenses	$227,930	$86,012
Total deferred tax assets	227,930	86,012
Valuation allowance	(227,930)	(86,012)
Deferred tax asset, net of allowance	$—	$—

Schedule of Components of Income Tax Expense (Benefit)	The components of the Company’s income tax expense (benefit) were as follows (in thousands):

	Year Ended
	2020	2019
Current
Federal	$—	$—
Deferred
Federal	146,785	(24,609)
Change in Valuation Allowance	(146,785)	24,609
Income Tax Benefit	$—	$—

The income tax provision consists of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Federal
Current	$899,804	$555,449
Deferred	(141,918)	(86,012)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	141,918	86,012
Income tax provision	$899,804	$555,449

Schedule of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation of income taxes computed at the United States federal statutory tax rate of 21% in 2020 and 2019 to the income tax provision (in thousands):

	Year Ended
	2020	2019
Loss before income taxes	$(132,670)	$(98,895)
United States statutory income tax rate	21%	21%
Income tax (benefit) at United States statutory income tax rate	$(27,861)	$(20,768)
Change in valuation allowance	(146,785)	24,609
Recapitalization transaction	157,855	—
Cancellation of debt income	15,360	—
State tax provision, net of federal benefit	1,263	(3,847)
Other	168	6
Income Tax Benefit	$—	$—

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 sand 2018 is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
True-ups	0.6%	0.0%
Change in valuation allowance	4.0%	3.8%
Income tax provision	25.6%	24.8%